STAPLED UNITHOLDERS' EQUITY - Disclosure of Assumptions Used for Fair Value Calculation of Performance Stock Units (Details) - Stapled Units Performance Stock 2020	12 Months Ended
Dec. 31, 2022 yr shares
Disclosure of Assumptions Used for Fair Value Calculation of Performance Stock Units [Line Items]
Grant date	January 1, 2022, January 1, 2021 and January 1, 2020
PSUs outstanding (in shares) | shares	76,189
Weighted average term to expiry | yr	1
Average volatility rate	22.80%
Weighted average risk free interest rate	1.60%